9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)

Beginning balance	$5,385
New loans	3,409
Repayments	(4,454)

Ending balance	$4,340